Summary Of Significant Accounting Policies (Summary Of Impairments Associated With Certain Assets Measured At Fair Value On A Nonrecurring Basis Within Level 3) (Details) - USD ($)		12 Months Ended
		Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Accounting Policies [Abstract]
Producing Properties, Fair Value	[1]	$ 9,877,905		$ 4,897,269
Provision for impairment		$ 12,001,271	[1]	$ 5,009,191	[1]	$ 1,096,076

[1]	At the end of each quarter, the Company assessed the carrying value of its producing properties for impairment. This assessment utilized estimates of future cash flows. Significant judgments and assumptions in these assessments include estimates of future oil, NGL and natural gas prices using a forward NYMEX curve adjusted for projected inflation, locational basis differentials, drilling plans, expected capital costs and an applicable discount rate commensurate with risk of the underlying cash flow estimates. These assessments identified certain properties with carrying value in excess of their calculated fair values.